SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2008 Plan) (Details) - $ / shares		1 Months Ended						12 Months Ended
	Sep. 30, 2019	Apr. 30, 2022	May 31, 2021	Feb. 23, 2021	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Number of options
Granted	51,166	164,455	51,072	300,000	133,652	267,296		988,773
2008 Plan [Member]
Number of options
Options outstanding								153,882
Granted		164,455	51,072		133,652	267,296	51,166	0
Exercised								0
Forfeited								0
Options outstanding								153,882	153,882
Exercisable at the end of the year								153,882
Weighted-average exercise price
Outstanding at the beginning of the year								$ 0.24
Granted		$ 1.06	$ 3.01		$ 5.74	$ 5.74	$ 3.34	0
Exercised								0
Forfeited								0
Outstanding at the end of the year								0.24	$ 0.24
Exercisable at the end of the year								$ 0.24
Weighted-average remaining contractual term
Outstanding at the beginning of the year								1 year 3 months	2 years 3 months
Exercisable at the end of the year								1 year 3 months